Post-employment benefits - Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	€ (175)	€ 71	€ (837)
Return on plan assets less/(greater) than discount rate	114	37	882
Net charge to other comprehensive income	(61)	108	45
GB
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	(151)	39	(712)
Return on plan assets less/(greater) than discount rate	139	65	808
Net charge to other comprehensive income	(12)	104	96
Rest of world
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	(24)	32	(125)
Return on plan assets less/(greater) than discount rate	(25)	(28)	74
Net charge to other comprehensive income	€ (49)	€ 4	€ (51)